Fair Value Measurements and Fair Value of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2012
Fair Value Measurements and Fair Value of Financial Instruments [Abstract]
Schedule of assets measured at fair value on a recurring basis
For assets measured at fair value on a recurring basis, the fair value measurement by level within the fair value hierarchy are as follows:

	(Level 1) Quoted Prices In Active Markets For Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs
		(In Thousands)
June 30, 2012:
Obligations of states and political subdivisions	$0	$84,962	$0
Mortgage-backed securities	0	41,058	0

	$0	$126,020	$0

December 31, 2011:
Obligations of states and political subdivisions	$0	$140,953	$0
Mortgage-backed securities	0	48,945	0

	$0	$189,898	$0

Schedule of assets measured at fair value on a nonrecurring basis
For assets measured at fair value on a nonrecurring basis, the fair value measurement by level within the fair value hierarchy used are as follows:

	(Level 1) Quoted Prices In Active Markets For Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs

June 30, 2012:		(In Thousands)

Impaired Loans	$0	$0	$0

Other Real Estate Owned	$0	$0	$100

December 31, 2011:

Impaired Loans	$0	$0	$0

Other Real Estate Owned	$0	$0	$8

Schedule of carrying amounts and fair values of corporation's financial instruments
The carrying amounts and fair values of the Corporation's financial instruments as of June 30, 2012 are presented in the following table:

(Dollars in Thousands)

	Carrying Amount	Fair Value Estimate	(Level 1) Quoted Prices In Active Markets For Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs

Financial Assets:
Cash and equivalents	$53,768	$53,768	$53,768	$0	$0
Securities available for sale	126,020	126,020	0	126,020	0
Restricted investment in bank stock	3,189	3,189	3,189	0	0
Net loans receivable	164,946	170,061	0	0	170,061
Accrued interest receivable	1,522	1,522	1,522	0	0
Financial liabilities:
Deposits	$312,579	$308,156	$226,335	$81,821	$0
Short-term borrowings	0	0	0	0	0
Long-term borrowings	0	0	0	0	0
Accrued interest payable	189	189	189	0	0

Off-balance sheet financial instruments	0	0	0	0	0

The carrying amounts and fair values of the Corporation's financial instruments as of December 31, 2011 are presented in the following table:

	December 31, 2011
	Carrying Amount	Fair Value
(In Thousands)
Financial assets:
Cash and equivalents	$6,460	$6,460
Securities available for sale	189,898	189,898
Restricted investments in bank stock	3,534	3,534
Net loans receivable	177,713	183,458
Accrued interest receivable	2,545	2,545
Financial liabilities:
Deposits	$303,816	$299,593
Short-term borrowings	29,450	29,450
Long-term borrowings	10,000	10,000
Accrued interest payable	281	281
Off-balance sheet financial instruments	0	0